CONSOLIDATED STATEMENTS OF STOCKHOLDERS' (DEFICIT) EQUITY - USD ($) $ in Thousands	Common stock	Treasury Stock	Additional Paid in Capital [Member]	Accumulated Deficit	Total
Beginning Balance at Dec. 31, 2017	$ 3		$ 5,184	$ (289,740)	$ (284,553)
Beginning Balance (in shares) at Dec. 31, 2017	2,668,689	65,572
Net loss				(55,803)	(55,803)
Shares issued (in shares)	90,000
Ending Balance at Dec. 31, 2018	$ 3		5,184	(345,543)	(340,356)
Ending Balance (in shares) at Dec. 31, 2018	2,758,689	160,654
Net loss				(23,440)	(23,440)
Shares issued (in shares)	90,560
Ending Balance at Mar. 31, 2019	$ 3		5,184	(368,983)	(363,796)
Ending Balance (in shares) at Mar. 31, 2019	2,849,249	160,654
Beginning Balance at Dec. 31, 2018	$ 3		5,184	(345,543)	(340,356)
Beginning Balance (in shares) at Dec. 31, 2018	2,758,689	160,654
Net loss				(98,895)	(98,895)
Shares issued (in shares)	336,961
Ending Balance at Dec. 31, 2019	$ 3		5,184	(444,438)	(439,251)
Ending Balance (in shares) at Dec. 31, 2019	3,095,650	198,082
Net loss				(34,618)	(34,618)
Ending Balance at Mar. 31, 2020	$ 3		$ 5,184	$ (479,056)	$ (473,869)
Ending Balance (in shares) at Mar. 31, 2020	3,095,650	198,082